Capital and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Capital And Financial Risk Management [Abstract]
Schedule of Credit Risk	The Group held the following balances:

	2025 $	2024 $
Balance as of December 31,
Cash and cash equivalents	252,470	280,641
Short-term investments	24,829	86,666
Trade and other receivables	1,758	1,522
Total	279,057	368,828

Schedule of Liquidity Risk	The table below summarizes the maturity profile of the Group’s financial liabilities, including subsidiary preferred shares that have customary liquidation preferences, as of December 31, 2025 and 2024, based on contractual undiscounted payments:

Balance as of December 31,	2025
	Carrying Amount $	Within Three Months $	Three to Twelve Months $	One to Five Years $	Total $ (*)
Subsidiary notes payable (Note 20)	4,916	4,916	—	—	4,916
Trade and other payables (Note 22)	23,185	23,185	—	—	23,185
Tax liability (Note 27)	1,208	—	1,208	—	1,208
Subsidiary preferred shares (Note 17)[1]	169	169	—	—	169
Total	29,477	28,269	1,208	—	29,477

24.	Capital and Financial Risk Management continued

Balance as of December 31,	2024
	Carrying Amount $	Within Three Months $	Three to Twelve Months $	One to Five Years $	Total $ (*)
Subsidiary notes payable (Note 20)	4,111	4,111	—	—	4,111
Trade and other payables (Note 22)	27,020	27,020	—	—	27,020
Tax liability (Note 27)	75	75	—	—	75
Subsidiary preferred shares (Note 17)[1]	169	169	—	—	169
Total	31,375	31,375	—	—	31,375
1Redeemable only upon a liquidation or deemed liquidation event, as defined in the applicable shareholder documents.
*Does not include payments in respect of lease obligations nor payments on sale of future royalties liability. For the contractual future payments related to lease obligations, see Note
23. Leases and subleases. For contractual future payments related to sale of future royalties, see Note 18. Sale of Future Royalties Liability.